Commitments and Contingencies (Details) - USD ($)				1 Months Ended		6 Months Ended	12 Months Ended		34 Months Ended
	Mar. 31, 2024	Jan. 30, 2024	Mar. 03, 2023	Feb. 28, 2023	Aug. 31, 2022	Sep. 30, 2017	Mar. 31, 2024	Mar. 31, 2023	Jul. 31, 2017	Oct. 29, 2024	Sep. 30, 2024	Mar. 31, 2020	Jul. 31, 2019
Commitments and contingencies [Line Items]
Claming damages				$ 407,083
Purchase shares (in Shares)			100,000	100,000
Seeking damages		$ 10,000,000			$ 15,900,000		$ 15,900,000
Claimants of company assets		3,500,000
Attorneys fees and interest					$ 15,900,000		15,900,000
Non-deduction of tax	$ 129,027						129,027				$ 128,386
Penalty											128,386
Vehicles Purchased								$ 440,703					$ 548,635
Deposit of litigation							130,238
Service tax liability amount								4,504,751	$ 4,438,067
Received demand notice						$ 34,199
Goods and service tax input							1,054,875	450,477
Bookings in progress	6,815						6,815
Claimant Assets		$ 3,500,000
Contingencies [Member]
Commitments and contingencies [Line Items]
Liability amounted	4,565,949						$ 4,565,949	$ 4,639,473			$ 4,259,794
Claming damages				$ 405,059
Subsequent Event [Member]
Commitments and contingencies [Line Items]
Publicly held shares (in Shares)										1,100,000
Minimum [Member]
Commitments and contingencies [Line Items]
Car rental revenue	8,013,164
Maximum [Member]
Commitments and contingencies [Line Items]
Car rental revenue	$ 7,984,418
Indian Indirect Tax Authorities [Member]
Commitments and contingencies [Line Items]
Disallowance of input tax credit												$ 1,908,642